UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21322

Georgetowne Funds

(Exact name of registrant as specified in charter)

1001 W. Madison St. Unit # 607

Chicago, IL 60607

(Address of principal executive offices)

 (Zip code)

Paul K. Hoffmeister

1001 W. Madison St. Unit # 607

Chicago, IL 60607

(Name and address of agent for service)

Registrant's telephone number, including area code: (518) 221-1978

Date of fiscal year end: October 31

Date of reporting period: June 30, 2006

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

Georgetowne Long/Short Fund

AGCO CORPORATION

Ticker Symbol:AG	Cusip Number:001084012
Record Date: 3/17/2006	Meeting Date: 4/27/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors: Benson, Shaheen, Visser	For	Issuer	For	With
2	Approval of 2006 long-term incentive plan	For	Issuer	For	With

ALERIS INTERNATIONAL INC.

Ticker Symbol:ARS	Cusip Number:014477103
Record Date: 3/27/2006	Meeting Date: 5/18/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors: Fetterolf, Kesler, Merow	For	Issuer	For	With
2	Proposal to approve the amended and restated 2004 equity incentive plan	For	Issuer	For	With
3	Proposal to ratify the appointment of Ernst & Young LLP as independent registered public accounting firm for 2006	For	Issuer	For	With

ALTERA CORPORATION

Ticker Symbol:ALTR	Cusip Number:021441100
Record Date: 3/13/2006	Meeting Date: 5/9/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors: Danne, Reed, Finocchio, McCarthy, Newhager, Terry, Wang	For	Issuer	For	With
2	Approve amendment to 2005 equity incentive plan	For	Issuer	For	With
3	Approve amendment to 1987 employee stock purchase plan	For	Issuer	For	With
4	Ratify appointment of Pricewaterhouse Coopers LLP as independent registered public accounting firm for the fiscal year ending December 29, 2006	For	Issuer	For	With

ALTRIA

Ticker Symbol:MO	Cusip Number:02209S103
Record Date: 3/6/2006	Meeting Date: 4/27/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors: Bailey, Brown, Cabiallavetta, Camilleri, Fishburn, Huntley, Jones, Munoz, Noto, Reed, Wolf	For	Issuer	For	With
2	Ratification of selection of independent auditors	For	Issuer	For	With
3	Shareholder proposal requesting independent board chairman	Against	Stockholder	Against	With
4	Shareholder proposal requesting commitment to global human rights standards	Against	Stockholder	Against	With
5	Shareholder proposal seeking to address health hazards for African Americans associated with smoking menthol cigarettes	Against	Stockholder	Against	With
6	Shareholder proposal seeking to extend New York fire-safe products globally	Against	Stockholder	Against	With
7	Shareholder proposal requesting adoption of animal welfare policy	Against	Stockholder	Against	With
8	Shareholder proposal requesting support for laws at all levels combating use of tobacco	Against	Stockholder	Against	With
9	Shareholder proposal seeking to facilitate medical efforts to dissuade secondhand smoke	Against	Stockholder	Against	With

AMERICA WEST HOLDINGS CORPORATION

Ticker Symbol:AWA	Cusip Number:023657208
Record Date: 8/1/2005	Meeting Date: 9/13/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	To adopt plan to merger	For	Issuer	For	With

AMERICAN AXLE & MANUFACTURING

Ticker Symbol:AXL	Cusip Number:024061103
Record Date: 3/1/2006	Meeting Date: 4/27/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors: Farmer, Lappin, Walker	For	Issuer	For	With

BANK OF IRELAND GROUP

Ticker Symbol:IRE	Cusip Number:46267Q103
Record Date: 5/31/2005	Meeting Date: 7/6/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	To adopt the report and accounts	For	Issuer	N/A	N/A
2	To declare a dividend	For	Issuer	N/A	N/A
3a	To elect Mr. Paul Haran as a director	For	Issuer	N/A	N/A
3b1	To re-elect Mr. Richard Burrows	For	Issuer	N/A	N/A
3b2	To re-elect Mr. Brian Goggin	For	Issuer	N/A	N/A
3b3	To re-elect Mr. Denis O'Brien	For	Issuer	N/A	N/A
3b4	To re-elect Mr. John O'Donovan	For	Issuer	N/A	N/A
3b5	To re-elect Dr. Mary Redmond	For	Issuer	N/A	N/A
4	To authorise the directors to determine the remuneration of the auditors	For	Issuer	N/A	N/A
5	To renew the bank's authority to purchase its own stock	For	Issuer	N/A	N/A
6	To determine the re-issue price range for treasury stock	For	Issuer	N/A	N/A
7	To renew the directors' authority to issue ordinary stock on a non-preemptive basis for cash	For	Issuer	N/A	N/A
8	To renew the directors' authority to issue ordinary on a non-preemptive basis for other than cash	For	Issuer	N/A	N/A
9	To amend the bye-laws to enable directors to issue and allot new preference stock	For	Issuer	N/A	N/A
1	To adopt the report and accounts	For	Issuer	N/A	N/A
2	To declare a dividend	For	Issuer	N/A	N/A
3a	To elect Mr. Paul Haran as a director	For	Issuer	N/A	N/A
3b1	To re-elect Mr. Richard Burrows	For	Issuer	N/A	N/A
3b2	To re-elect Mr. Brian Goggin	For	Issuer	N/A	N/A
3b3	To re-elect Mr. Denis O'Brien	For	Issuer	N/A	N/A
3b4	To re-elect Mr. John O'Donovan	For	Issuer	N/A	N/A
3b5	To re-elect Dr. Mary Redmond	For	Issuer	N/A	N/A
4	To authorise the directors to determine the remuneration of the auditors	For	Issuer	N/A	N/A
5	To renew the bank's authority to purchase its own stock	For	Issuer	N/A	N/A
6	To determine the re-issue price range for treasury stock	For	Issuer	N/A	N/A
7	To renew the directors' authority to issue ordinary stock on a non-preemptive basis for cash	For	Issuer	N/A	N/A
8	To renew the directors' authority to issue ordinary on a non-preemptive basis for other than cash	For	Issuer	N/A	N/A
9	To amend the bye-laws to enable directors to issue and allot new preference stock	For	Issuer	N/A	N/A

BROADCOM

Ticker Symbol:BRCM	Cusip Number:111320107
Record Date: 2/28/2006	Meeting Date: 4/27/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors: Farinsky, Grezelakowski, Handel, Major, McGregor, Ross, Samueli, Switz, Wolfen	For	Issuer	For	With
2	To approve second amended and restated articles of inorporation to increase aggregate number of authorized shares of class A common stock and to eliminate all statements referring to series A-E preferred stock	For	Issuer	For	With
3	To approve amendment to company's bylaws to increase number of directors	For	Issuer	For	With
4	To approve amendment and restatement of 1998 stock incentive plan	For	Issuer	For	With
5	To ratify appointment of Ernst & Young as company's independent public accountant for the year ending December 31, 2006	For	Issuer	For	With

BROADWING

Ticker Symbol:BWNG	Cusip Number:11161E101
Record Date: 3/20/2006	Meeting Date: 5/12/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors: Huber, Morton	For	Issuer	For	With
2	Ratification of appointment of KPMG LLP as independent auditors for 2006 fiscal year	For	Issuer	For	With

CHIQUITA BRANDS INTERNATIONAL, INC.

Ticker Symbol:CQB	Cusip Number:170032809
Record Date: 4/3/2006	Meeting Date: 5/25/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors: Aguirre, Arnzten, Benjamin, Fisher, Hasler, Hills, Jager, Serra, Stanbrook	For	Issuer	For	With
2	Approve amendment to stock and incentive plan to increase the number of shares of common stock subject to plan	For	Issuer	For	With
3	Ratify appointment of Ernst & Young as company's independent auditor	For	Issuer	For	With

CIENA CORPORATION

Ticker Symbol:CIEN	Cusip Number:171779101
Record Date: 1/20/2006	Meeting Date: 3/15/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors: Bradley, Taylor	For	Issuer	For	With
3	Ratification of appointment of PriceWaterhouseCoopers LLP as Ciena's independent registered public accounting firm	For	Issuer	For	With
4	Shareholder proposal requesting the board to adopt a majority standard for the election of directors	For	Stockholder	Against	Against
2	Authorize the board of directors in its discretion to amend Ciena's third restated certificate of incirporation to effect a reverse stock split of its outstanding common stock together with a corresponding reduction in the number of authorized shares of Ciena common stock and capital stock	For	Issuer	For	With

CISCO SYSTEMS, INC.

Ticker Symbol:CSCO	Cusip Number:17275R102
Record Date: 9/16/2005	Meeting Date: 11/15/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors: Bartz, Burns, Carter, Chambers, Hennessy, Kovacevich, McGeary, Morgan, Morgridge, West, Yang	For	Issuer	For	With
2	Approve Adoption of 2005 Stock Incentive Plan	For	Issuer	For	With
3	Ratify PriceWaterHouse Coopers LLP as Independent Registered Public Accounting Firm for Fiscal Year Ending July 29, 2006	For	Issuer	For	With
4	Adopt policy that significant portion of future equity compensation grants to senior executives shall be shares of stock that require achievement of performance goals as a prerequisite to vesting, as more fully set forth in proxy statement	Against	Stockholder	Against	With
5	Vote to request that board's compensation committee initiate review of company's executive compensation policies and make available a report by January 1, 2006, as more fully set forth in proxy	Against	Stockholder	Against	With
6	Vote to request the board to prepare a report to shareholders describing progress toward development and implemenation of company's human rights policy and plan for implementation with partners and resellers by May 31, 2006, as more fully set forth in proxy	Against	Stockholder	Against	With

COOPER TIRE & RUBBER COMPANY

Ticker Symbol:CTB	Cusip Number:216831107
Record Date: 3/7/2006	Meeting Date: 5/2/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors: Holland, Meier, Shuey	For	Issuer	For	With
2	Ratification of Ernst & Young LLP as independent auditors for year ending December 31, 2006	For	Issuer	For	With
3	Approval of 2006 incentive compensation plan	For	Issuer	For	With

CORNING INCORPORATED

Ticker Symbol:GLW	Cusip Number:219350105
Record Date: 2/27/2006	Meeting Date: 4/27/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors: Flaws, Houghton, O'Connor, Rieman, Volanakis, Warrior	For	Issuer	For	With
2	Approval of Amendment of 2002 Worldwide Employee Share Purchase Plan	For	Issuer	For	With
3	Approval of adoption of 2006 variable compensation plan	For	Issuer	For	With
4	Approval of amendments to 2003 equity plan for non-employee directors	For	Issuer	For	With
5	Proposal to ratify appointment of PriceWaterhouseCoopers LLP as independent auditors for the fiscal year ending December 31, 2006	For	Issuer	For	With
6	Shareholder proposal relating to election of each director annually	For	Stockholder	Against	Against

ESSEX CORPORATION

Ticker Symbol:KEYW	Cusip Number:296744105
Record Date: 5/3/2006	Meeting Date: 6/22/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors: Hannon, Hicks, Johnson, Keeler, Minton, Moodispaw, Turpin	For	Issuer	For	With
2	Ratify and approve amendment and restatement to 2004 stock incentive plan	For	Issuer	For	With
3	Ratify appointment of Stegman and Company as independent registered public accounting firm	For	Issuer	For	With

EXPEDIA INC.

Ticker Symbol:EXPE	Cusip Number:30212P105
Record Date: 4/12/2006	Meeting Date: 5/24/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors: Battle, Diller, Dolgen, Fitzgerald, Goldhill, Kaufman, Kern, Khosrowshahi, Malone	For	Issuer	For	With
2	Ratify appointment of Ernst & Young LLP as registered independent public accounting firm for the year ending December 31, 2006	For	Issuer	For	With

GEORGIA GULF CORPORATION

Ticker Symbol:GGC	Cusip Number:373200203
Record Date: 3/29/2006	Meeting Date: 5/16/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors: Chorba, Fleming	For	Issuer	For	With
2	Ratify appointment of Deloitte & Touche as registered independent public accounting firm for the year ending December 31, 2006	For	Issuer	For	With

IAC/INTERACTIVECORP

Ticker Symbol:IACI	Cusip Number:44919P300
Record Date: 4/26/2006	Meeting Date: 6/20/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors: Berkman, Bronfman Jr., Diller, Kaufman, Keough, Lourd, Malone, Martinez, Rattner, Schwarzkopf, Spoon, Von Furstenberg	For	Issuer	For	With
2	Ratify appointment of Ernst & Young LLP as independent registered public accounting firm	For	Issuer	For	With

INTERPUBLIC GROUP OF COMPANIES INC.

Ticker Symbol:IPG	Cusip Number:460690100
Record Date: 4/3/2006	Meeting Date: 5/25/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors: Borelli, Brack,Considine, Goldstein, Greeniaus, Roth, Samper, Thomas	For	Issuer	For	With
2	Approval of the 2006 performance incentive plan	For	Issuer	For	With
3	Confirmation of PriceWaterHouseCoopers as independent registered public accounting firm for 2006	For	Issuer	For	With
4	APPROVAL OF PROPOSED STOCKHOLDER PROPOSAL ON SEPARATION OF CHAIRMAN AND CEO	Against	Stockholder	Against	With
5	APPROVAL OF PROPOSED STOCKHOLDER PROPOSAL ON RECOUPMENT OF UNEARNED MANAGEMENT BONUSES	For	Stockholder	Against	Against

INTERPUBLIC GROUP OF COMPANIES, INC

Ticker Symbol:IPG	Cusip Number:460690100
Record Date: 9/20/2005	Meeting Date: 11/14/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors: Borelli, Brack, Considine, Goldstein, Greeniaus, Roth, Samper, Thomas	For	Issuer	For	With
2	Approve employee stock purchase plan - 2006	For	Issuer	For	With
3	Confirm PriceWaterhouseCoopers as independent auditors for 2005	For	Issuer	For	With
4	Proposal concerning sale of Interpublic	Against	Stockholder	Against	With

JDS UNIPHASE

Ticker Symbol:JDSU	Cusip Number:46612J101
Record Date: 10/11/2005	Meeting Date: 12/1/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors: Liebhaber, Skrzypczak	For	Issuer	For	With
2	Approve Reverse Stock Split by a ratio of not less than one-for-eight and not more than one-for-ten at any time prior to December 1, 2006, as more fully described in proxy	For	Issuer	For	With
3	Ratify appointment of PriceWaterhouseCoopers as independent registered public accounting firm for fiscal year ending June 30, 2006	For	Issuer	For	With

LANOPTICS LTD.

Ticker Symbol:LNOP	Cusip Number:M6706C103
Record Date: 8/26/2005	Meeting Date: 9/28/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors: Burstin, Fruchter, Giladi, Sarid	For	Issuer	For	With
2	Election of one outside director for a period of 3 years	For	Issuer	For	With
3	To ratify appointment of company's independent auditors for the year ending December 31, 2005, and to authorize their compensation	For	Issuer	For	With
4	To amend the articles of association of the company regarding insurance, indemnification and exculpation	For	Issuer	For	With
5	To approve corresponding amendments to the indemnification agreements with each of the company's directors	For	Issuer	For	With

MAGNA INTERNATIONAL

Ticker Symbol:MGA	Cusip Number:559222401
Record Date: 3/21/2006	Meeting Date: 5/2/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors: Fike, Gingl, Harris, Lumley, Mangold, Resnick, Richardson, Stronach, Vranitzky, Walker, Wolf, Worrall	For	Issuer	For	With
2	Reappointment of Ernst & Young LLP as as auditor	For	Issuer	For	With

MICROSOFT CORPORATION

Ticker Symbol:MSFT	Cusip Number:594918104
Record Date: 9/9/2005	Meeting Date: 11/9/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors: Gates, Ballmer, Cash, Dublon, Gilmartin Korologos, Marquardt, Noski, Panke, Shirley	For	Issuer	For	With
2	Ratify Deloitte & Touche as Independent Auditors	For	Issuer	For	With

PACKETEER, INC.

Ticker Symbol:PKTR	Cusip Number:695210104
Record Date: 3/31/2006	Meeting Date: 5/24/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors: Krause, Mathaisal, Van Camp	For	Issuer	For	With
2	Ratification of KPMG LLP as independent registered public accounting firm for the year ending December 31, 2006	For	Issuer	For	With

QUALCOMM INCORPORATED

Ticker Symbol:QCOM	Cusip Number:747525103
Record Date: 1/6/2006	Meeting Date: 3/7/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors: Atkinson, Dougan, Sacerdote, Stern	For	Issuer	For	With
2	Approve amendment to company's restated certificate of incorporation to eliminate classified board and cumulative voting	For	Issuer	For	With
3	Approve the combination of the company's equity compensation plans as the 2006 long-term incentive plan and an increase in the share reserve by 65,000,000 shares	For	Issuer	For	With
4	Ratify PriceWaterhouseCoopers as independent accountants for fiscal year ending September 24, 2006	For	Issuer	For	With

SUPERIOR INDUSTRIES INTERNATIONAL

Ticker Symbol:SUP	Cusip Number:868168105
Record Date: 3/27/2006	Meeting Date: 5/12/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors: Parkinson, Colburn, Ornstein	For	Issuer	For	With

SYNAPTICS INCORPORATED

Ticker Symbol:SYNA	Cusip Number:87157D109
Record Date: 9/1/2005	Meeting Date: 10/18/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors: Lee, Sanquini	For	Issuer	For	With
2	Proposal to ratify appointment of KPMG LLP, an independent public accounting firm, as the company's independent auditor for the fiscal year ending June 24, 2006	For	Issuer	For	With

US AIRWAYS GROUP, INC.

Ticker Symbol:LCC	Cusip Number:90341W108
Record Date: 3/29/2006	Meeting Date: 5/17/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors: Baum, Kraemer, Krongard	For	Issuer	For	With
2	Ratify appointment of KPMG LLP as independent registered public accounting firm for fiscal year ending December 31, 2006	For	Issuer	For	With

YAHOO

Ticker Symbol:YHOO	Cusip Number:984332106
Record Date: 3/29/2006	Meeting Date: 5/25/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors: Semel, Yang, Bostock, Burkle, Hippeau, Kern, Joshi, Kotick, Kozel, Wilson	For	Issuer	For	With
2	Amendment of the 1996 Directors' stock option plan	For	Issuer	For	With
3	Ratification of appointment of independent registered public accounting firm	For	Issuer	For	With

* Management Recommended Vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Georgetowne Funds

By /s/Paul K. Hoffmeister

* Paul K. Hoffmeister

President, Chairman, CFO, Treasurer and Secretary

Date: August 23, 2006

*Print the name and title of each signing officer under his or her signature.